Investment securities	12 Months Ended
Dec. 31, 2025
Securities and other financial assets, net
Investment securities
Investment securities are presented as follows:

December 31, 2025	Amortized cost	FVOCI (1)	Total
Principal	1,345,742	68,892	1,414,634
Interest receivable	14,755	584	15,339
Gross amount	1,360,497	69,476	1,429,973
Loss allowance (1)	(983)	—	(983)
Total	1,359,514	69,476	1,428,990

December 31, 2024	Amortized cost	FVOCI (1)	Total
Principal	1,090,577	98,748	1,189,325
Interest receivable	13,178	738	13,916
Gross amount	1,103,755	99,486	1,203,241
Loss allowance (1)	(1,311)	—	(1,311)
Total	1,102,444	99,486	1,201,930

(1) As of December 31, 2025 and 2024, the loss allowance for securities at FVOCI for $16 thousand and $23 thousand, respectively are included in equity in the consolidated statement of financial position in the line Other comprehensive income.
Securities by contractual maturity are shown in the following table:

December 31, 2025	Amortized cost	FVOCI	Total
Due within 1 year	372,910	55,540	428,450
After 1 to 5 years	951,261	13,352	964,613
After 5 to 10 years	21,571	—	21,571
Balance - principal	1,345,742	68,892	1,414,634

December 31, 2024	Amortized cost	FVOCI	Total
Due within 1 year	223,174	30,029	253,203
After 1 to 5 years	838,893	68,719	907,612
After 5 to 10 years	28,510	—	28,510
Balance - principal	1,090,577	98,748	1,189,325
The following table includes the securities pledged to secure repurchase transactions (see Note 18):

	December 31,
	2025	2024
Securities pledged to secure repurchase transactions	147,480	239,046

Securities sold under repurchase agreements	(130,509)	(214,035)
During the year ended December 31, 2025, investment securities with a significant increase in their credit risk through the period were sold by $19.9 million. These sales resulted in a charge against loss allowances of $47 thousand and losses on sale of $541 thousand, attributable to market risk. During 2024, no sales of investments classified at amortized cost were carried out